FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of the Amounts Recorded in OCL and Reclassified to Financing Charges (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts recorded in OCL
After tax loss	$ 4	$ 5
Cash flow hedges, including current portion
Amounts recorded in OCL
Before tax loss	1	5
After tax loss	1	4
Amounts reclassified to financing charges
Before tax gain	(4)	(2)
After tax gain	$ (3)	$ (2)